Debt securities - US operations (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial investments
Debt securities	£ 171,374	£ 170,458
Operating segments | US
Financial investments
Debt securities	35,378	40,745
Operating segments | US | Available-for-sale
Financial investments
Debt securities	35,293	40,645
Operating segments | US | Fair value through profit or loss
Financial investments
Debt securities	85	100
Operating segments | US | Government
Financial investments
Debt securities	4,835	5,856
Operating segments | US | Publicly traded and SEC rule 144A securities
Financial investments
Debt securities	22,849	25,992
Operating segments | US | Non-SEC Rule 144A securities
Financial investments
Debt securities	4,468	4,576
Operating segments | US | Asset-backed securities
Financial investments
Debt securities	£ 3,226	£ 4,321